UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21787

Name of Fund:   Enhanced S&P 500(R) Covered Call Fund Inc. (BEO)

Fund Address:   P.O. Box 9011
                Princeton, NJ  08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
     Enhanced S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code:  (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 -  Schedule of Investments

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.2%                      Boeing Co.                                                 7,454   $     427,487
                                                General Dynamics Corp.                                     4,000         294,480
                                                Goodrich Corp.                                             1,260          52,416
                                                Honeywell International, Inc.                              7,496         311,459
                                                L-3 Communications Holdings, Inc.                          1,223         120,245
                                                Lockheed Martin Corp.                                      3,353         367,724
                                                Northrop Grumman Corp.                                     3,399         205,775
                                                Precision Castparts Corp.                                  1,403         110,528
                                                Raytheon Co.                                               4,198         224,635
                                                Rockwell Collins, Inc.                                     1,605          77,184
                                                United Technologies Corp.                                  9,711         583,243
                                                                                                                   --------------
                                                                                                                       2,775,176
---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.8%                  C.H. Robinson Worldwide, Inc.                              1,714          87,345
                                                Expeditors International Washington, Inc.                  2,145          74,732
                                                FedEx Corp.                                                3,134         247,711
                                                United Parcel Service, Inc. Class B                       10,152         638,459
                                                                                                                   --------------
                                                                                                                       1,048,247
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                 Southwest Airlines Co.                                     7,391         107,243
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                          The Goodyear Tire & Rubber Co. (a)                         2,428          37,173
                                                Johnson Controls, Inc.                                     5,979         181,343
                                                                                                                   --------------
                                                                                                                         218,516
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                              Ford Motor Co. (a)                                        22,771         118,409
                                                General Motors Corp.                                       5,701          53,874
                                                Harley-Davidson, Inc.                                      2,371          88,438
                                                                                                                   --------------
                                                                                                                         260,721
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.3%                                Anheuser-Busch Cos., Inc.                                  7,241         469,796
                                                Brown-Forman Corp. Class B                                   790          56,730
                                                The Coca-Cola Co.                                         20,021       1,058,710
                                                Coca-Cola Enterprises, Inc.                                3,193          53,547
                                                Constellation Brands, Inc. Class A (a)                     1,952          41,890
                                                Molson Coors Brewing Co. Class B                           1,517          70,920
                                                Pepsi Bottling Group, Inc.                                 1,375          40,109
                                                PepsiCo, Inc.                                             15,764       1,123,500
                                                                                                                   --------------
                                                                                                                       2,915,202
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.4%                            Amgen, Inc. (a)                                           10,654         631,463
                                                Biogen Idec, Inc. (a)                                      2,923         146,998
                                                Celgene Corp. (a)                                          4,581         289,886
                                                Genzyme Corp. (a)                                          2,705         218,807
                                                Gilead Sciences, Inc. (a)                                  9,263         422,208
                                                                                                                   --------------
                                                                                                                       1,709,362
---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%                        Masco Corp.                                                3,625          65,033
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.3%                          American Capital Ltd.                                      2,084          53,163
                                                Ameriprise Financial, Inc.                                 2,184          83,429
                                                The Bank of New York Mellon Corp.                         11,541         376,006
                                                The Charles Schwab Corp.                                   9,394         244,244
                                                E*Trade Financial Corp. (a)                                5,410          15,148
                                                Federated Investors, Inc. Class B                            885          25,532
                                                Franklin Resources, Inc.                                   1,533         135,103
                                                The Goldman Sachs Group, Inc.                              4,375         560,000
                                                Invesco Ltd. (b)                                           3,895          81,717
                                                Janus Capital Group, Inc.                                  1,609          39,067
                                                Legg Mason, Inc.                                           1,427          54,312
                                                Merrill Lynch & Co., Inc. (c)                             15,421         390,151
                                                Morgan Stanley                                            11,168         256,864

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                Northern Trust Corp.                                       2,226   $     160,717
                                                State Street Corp.                                         4,348         247,314
                                                T. Rowe Price Group, Inc.                                  2,603         139,807
                                                                                                                   --------------
                                                                                                                       2,862,574
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.7%                                Air Products & Chemicals, Inc.                             2,133         146,089
                                                Ashland, Inc.                                                571          16,696
                                                CF Industries Holdings, Inc.                                 565          51,675
                                                The Dow Chemical Co.                                       9,314         295,999
                                                E.I. du Pont de Nemours & Co.                              9,085         366,125
                                                Eastman Chemical Co.                                         769          42,341
                                                Ecolab, Inc.                                               1,768          85,783
                                                Hercules, Inc.                                             1,135          22,462
                                                International Flavors & Fragrances, Inc.                     791          31,213
                                                Monsanto Co.                                               5,538         548,151
                                                PPG Industries, Inc.                                       1,653          96,403
                                                Praxair, Inc.                                              3,172         227,559
                                                Rohm & Haas Co.                                            1,247          87,290
                                                Sigma-Aldrich Corp.                                        1,268          66,469
                                                                                                                   --------------
                                                                                                                       2,084,255
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.4%                         BB&T Corp.                                                 5,533         209,147
                                                Comerica, Inc.                                             1,515          49,677
                                                Fifth Third Bancorp                                        5,816          69,210
                                                First Horizon National Corp.                               2,089          19,556
                                                Huntington Bancshares, Inc.                                3,687          29,459
                                                KeyCorp                                                    4,981          59,473
                                                M&T Bank Corp.                                               777          69,347
                                                Marshall & Ilsley Corp.                                    2,612          52,632
                                                National City Corp.                                        7,665          13,414
                                                The PNC Financial Services Group, Inc.                     3,489         260,628
                                                Regions Financial Corp.                                    6,996          67,162
                                                SunTrust Banks, Inc.                                       3,562         160,254
                                                U.S. Bancorp                                              17,542         631,863
                                                Wachovia Corp.                                            21,739          76,087
                                                Wells Fargo & Co.                                         33,320       1,250,500
                                                Zions Bancorporation                                       1,155          44,699
                                                                                                                   --------------
                                                                                                                       3,063,108
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.3%           Allied Waste Industries, Inc. (a)                          3,412          37,907
                                                Avery Dennison Corp.                                       1,072          47,683
                                                Cintas Corp.                                               1,331          38,213
                                                Pitney Bowes, Inc.                                         2,092          69,580
                                                R.R. Donnelley & Sons Co.                                  2,115          51,881
                                                Waste Management, Inc.                                     4,939         155,529
                                                                                                                   --------------
                                                                                                                         400,793
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.1%                 Ciena Corp. (a)                                              909           9,163
                                                Cisco Systems, Inc. (a)                                   59,483       1,341,936
                                                Corning, Inc.                                             15,889         248,504
                                                Harris Corp.                                               1,351          62,416
                                                JDS Uniphase Corp. (a)                                     2,159          18,265
                                                Juniper Networks, Inc. (a)                                 5,473         115,316
                                                Motorola, Inc.                                            22,812         162,878
                                                QUALCOMM, Inc.                                            16,524         710,036
                                                Tellabs, Inc. (a)                                          4,003          16,252
                                                                                                                   --------------
                                                                                                                       2,684,766
---------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.6%                  Apple, Inc. (a)                                            8,921   $   1,013,961
                                                Dell, Inc. (a)                                            17,551         289,240
                                                EMC Corp. (a)                                             20,850         249,366
                                                Hewlett-Packard Co.                                       24,662       1,140,371
                                                International Business Machines Corp.                     13,643       1,595,685
                                                Lexmark International, Inc. Class A (a)                      882          28,727
                                                NetApp, Inc. (a)                                           3,297          60,104
                                                QLogic Corp. (a)                                           1,321          20,291
                                                SanDisk Corp. (a)                                          2,266          44,300
                                                Sun Microsystems, Inc. (a)                                 7,582          57,623
                                                Teradata Corp. (a)                                         1,798          35,061
                                                                                                                   --------------
                                                                                                                       4,534,729
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%               Fluor Corp.                                                1,802         100,371
                                                Jacobs Engineering Group, Inc. (a)                         1,233          66,964
                                                                                                                   --------------
                                                                                                                         167,335
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                   Vulcan Materials Co.                                       1,106          82,397
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.6%                         American Express Co.                                      11,675         413,645
                                                Capital One Financial Corp.                                3,784         192,984
                                                Discover Financial Services, Inc.                          4,827          66,709
                                                SLM Corp. (a)                                              4,706          58,072
                                                                                                                   --------------
                                                                                                                         731,410
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                   Ball Corp.                                                   976          38,542
                                                Bemis Co.                                                  1,004          26,315
                                                Pactiv Corp. (a)                                           1,318          32,726
                                                Sealed Air Corp.                                           1,592          35,008
                                                                                                                   --------------
                                                                                                                         132,591
---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                             Genuine Parts Co.                                          1,629          65,502
---------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%            Apollo Group, Inc. Class A (a)                             1,069          63,392
                                                H&R Block, Inc.                                            3,304          75,166
                                                                                                                   --------------
                                                                                                                         138,558
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.0%           Bank of America Corp.                                     45,919       1,607,165
                                                CIT Group, Inc.                                            2,873          19,996
                                                CME Group, Inc.                                              672         249,655
                                                Citigroup, Inc.                                           54,834       1,124,645
                                                IntercontinentalExchange, Inc. (a)                           759          61,236
                                                JPMorgan Chase & Co.                                      37,095       1,732,337
                                                Leucadia National Corp.                                    1,782          80,974
                                                Moody's Corp.                                              1,988          67,592
                                                NYSE Euronext                                              2,679         104,963
                                                                                                                   --------------
                                                                                                                       5,048,563
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.2%   AT&T, Inc.                                                59,341       1,656,801
                                                CenturyTel, Inc.                                           1,031          37,786
                                                Embarq Corp.                                               1,435          58,189
                                                Frontier Communications Corp.                              3,182          36,593
                                                Qwest Communications International, Inc.                  14,947          48,279
                                                Verizon Communications, Inc.                              28,676         920,213
                                                Windstream Corp.                                           4,427          48,431
                                                                                                                   --------------
                                                                                                                       2,806,292
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.7%                       Allegheny Energy, Inc.                                     1,724          63,386
                                                American Electric Power Co., Inc.                          4,051         150,009
                                                Duke Energy Corp.                                         12,737         222,006
                                                Edison International                                       3,281         130,912
                                                Entergy Corp.                                              1,929         171,700
                                                Exelon Corp.                                               6,619         414,482

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                FPL Group, Inc.                                            4,113   $     206,884
                                                FirstEnergy Corp.                                          3,070         205,659
                                                PPL Corp.                                                  3,771         139,602
                                                Pepco Holdings, Inc.                                       2,032          46,553
                                                Pinnacle West Capital Corp.                                1,014          34,892
                                                Progress Energy, Inc.                                      2,638         113,777
                                                The Southern Co.                                           7,756         292,324
                                                                                                                   --------------
                                                                                                                       2,192,186
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%                     Cooper Industries Ltd. Class A                             1,752          69,992
                                                Emerson Electric Co.                                       7,814         318,733
                                                Rockwell Automation, Inc.                                  1,466          54,740
                                                                                                                   --------------
                                                                                                                         443,465
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%       Agilent Technologies, Inc. (a)                             3,600         106,776
                                                Amphenol Corp. Class A                                     1,780          71,449
                                                Jabil Circuit, Inc.                                        2,115          20,177
                                                Molex, Inc.                                                1,437          32,261
                                                Tyco Electronics Ltd.                                      4,756         131,551
                                                                                                                   --------------
                                                                                                                         362,214
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.2%              BJ Services Co.                                            2,962          56,663
                                                Baker Hughes, Inc.                                         3,104         187,916
                                                Cameron International Corp. (a)                            2,192          84,480
                                                ENSCO International, Inc.                                  1,447          83,391
                                                Halliburton Co.                                            8,830         286,004
                                                Nabors Industries Ltd. (a)                                 2,821          70,299
                                                National Oilwell Varco, Inc. (a)                           4,203         211,117
                                                Noble Corp.                                                2,710         118,969
                                                Rowan Cos., Inc.                                           1,138          34,766
                                                Schlumberger Ltd.                                         12,080         943,327
                                                Smith International, Inc.                                  2,175         127,542
                                                Transocean, Inc.                                           3,213         352,916
                                                Weatherford International Ltd. (a)                         6,854         172,310
                                                                                                                   --------------
                                                                                                                       2,729,700
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.4%                 CVS Caremark Corp.                                        14,452         486,454
                                                Costco Wholesale Corp.                                     4,378         284,264
                                                The Kroger Co.                                             6,595         181,231
                                                SUPERVALU, Inc.                                            2,139          46,416
                                                SYSCO Corp.                                                6,062         186,891
                                                Safeway, Inc.                                              4,384         103,988
                                                Wal-Mart Stores, Inc.                                     22,580       1,352,316
                                                Walgreen Co.                                               9,968         308,609
                                                Whole Foods Market, Inc.                                   1,413          28,302
                                                                                                                   --------------
                                                                                                                       2,978,471
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.4%                            Archer-Daniels-Midland Co.                                 6,488         142,152
                                                Campbell Soup Co.                                          2,132          82,295
                                                ConAgra Foods, Inc.                                        4,559          88,718
                                                Dean Foods Co. (a)                                         1,534          35,834
                                                General Mills, Inc.                                        3,385         232,617
                                                H.J. Heinz Co.                                             3,145         157,156
                                                The Hershey Co.                                            1,669          65,992
                                                Kellogg Co.                                                2,522         141,484
                                                Kraft Foods, Inc.                                         15,287         500,649
                                                McCormick & Co., Inc.                                      1,299          49,947
                                                Sara Lee Corp.                                             7,113          89,837

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                Tyson Foods, Inc. Class A                                  3,021   $      36,071
                                                Wm. Wrigley Jr. Co.                                        2,169         172,219
                                                                                                                   --------------
                                                                                                                       1,794,971
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                            Nicor, Inc.                                                  455          20,179
                                                Questar Corp.                                              1,746          71,446
                                                                                                                   --------------
                                                                                                                          91,625
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.9%         Baxter International, Inc.                                 6,320         414,782
                                                Becton Dickinson & Co.                                     2,453         196,878
                                                Boston Scientific Corp. (a)                               15,111         185,412
                                                C.R. Bard, Inc.                                            1,000          94,870
                                                Covidien Ltd.                                              5,053         271,649
                                                Hospira, Inc. (a)                                          1,606          61,349
                                                Intuitive Surgical, Inc. (a)                                 391          94,223
                                                Medtronic, Inc.                                           11,362         569,236
                                                St. Jude Medical, Inc. (a)                                 3,442         149,693
                                                Stryker Corp.                                              2,491         155,189
                                                Varian Medical Systems, Inc. (a)                           1,257          71,812
                                                Zimmer Holdings, Inc. (a)                                  2,268         146,422
                                                                                                                   --------------
                                                                                                                       2,411,515
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 1.6%         Aetna, Inc.                                                4,749         171,486
                                                AmerisourceBergen Corp.                                    1,596          60,089
                                                Cardinal Health, Inc.                                      3,617         178,246
                                                Cigna Corp.                                                2,768          94,057
                                                Coventry Health Care, Inc. (a)                             1,492          48,565
                                                DaVita, Inc. (a)                                           1,049          59,803
                                                Express Scripts, Inc. (a)                                  2,483         183,295
                                                Humana, Inc. (a)                                           1,701          70,081
                                                Laboratory Corp. of America Holdings (a)                   1,120          77,840
                                                McKesson Corp.                                             2,779         149,538
                                                Medco Health Solutions, Inc. (a)                           5,092         229,140
                                                Patterson Cos., Inc. (a)                                     917          27,886
                                                Quest Diagnostics, Inc.                                    1,592          82,259
                                                Tenet Healthcare Corp. (a)                                 4,177          23,182
                                                UnitedHealth Group, Inc.                                  12,261         311,307
                                                WellPoint, Inc. (a)                                        5,149         240,819
                                                                                                                   --------------
                                                                                                                       2,007,593
---------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                   IMS Health, Inc.                                           1,831          34,624
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.1%            Carnival Corp.                                             4,400         155,540
                                                Darden Restaurants, Inc.                                   1,414          40,483
                                                International Game Technology                              3,118          53,567
                                                Marriott International, Inc. Class A                       2,976          77,644
                                                McDonald's Corp.                                          11,325         698,753
                                                Starbucks Corp. (a)                                        7,357         109,399
                                                Starwood Hotels & Resorts Worldwide, Inc.                  1,880          52,903
                                                Wyndham Worldwide Corp.                                    1,787          28,074
                                                Yum! Brands, Inc.                                          4,720         153,919
                                                                                                                   --------------
                                                                                                                       1,370,282
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.4%                       Black & Decker Corp.                                         604          36,693
                                                Centex Corp.                                               1,244          20,153
                                                D.R. Horton, Inc.                                          2,774          36,117
                                                Fortune Brands, Inc.                                       1,510          86,614
                                                Harman International Industries, Inc.                        589          20,067
                                                KB Home                                                      758          14,917
                                                Leggett & Platt, Inc.                                      1,619          35,278

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                Lennar Corp. Class A                                       1,423   $      21,615
                                                Newell Rubbermaid, Inc.                                    2,790          48,155
                                                Pulte Homes, Inc.                                          2,151          30,049
                                                Snap-On, Inc.                                                577          30,385
                                                The Stanley Works                                            791          33,016
                                                Whirlpool Corp.                                              750          59,468
                                                                                                                   --------------
                                                                                                                         472,527
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.3%                       Clorox Co.                                                 1,391          87,202
                                                Colgate-Palmolive Co.                                      5,089         383,456
                                                Kimberly-Clark Corp.                                       4,181         271,096
                                                The Procter & Gamble Co.                                  30,555       2,129,378
                                                                                                                   --------------
                                                                                                                       2,871,132
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                              Affiliated Computer Services, Inc. Class A (a)               979          49,567
                                                Automatic Data Processing, Inc.                            5,124         219,051
                                                Cognizant Technology Solutions Corp. (a)                   2,937          67,052
                                                Computer Sciences Corp. (a)                                1,524          61,250
                                                Convergys Corp. (a)                                        1,227          18,135
                                                Fidelity National Information Services, Inc.               1,910          35,259
                                                Fiserv, Inc. (a)                                           1,652          78,173
                                                MasterCard, Inc. Class A                                     730         129,451
                                                Paychex, Inc.                                              3,231         106,720
                                                Total System Services, Inc.                                1,989          32,620
                                                Unisys Corp. (a)                                           3,621           9,958
                                                The Western Union Co.                                      7,342         181,127
                                                                                                                   --------------
                                                                                                                         988,363
---------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy            The AES Corp. (a)                                          6,774          79,188
Traders - 0.1%                                  Constellation Energy Group, Inc.                           1,796          43,643
                                                Dynegy, Inc. Class A (a)                                   5,091          18,226
                                                                                                                   --------------
                                                                                                                         141,057
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.6%                 3M Co.                                                     7,039         480,834
                                                General Electric Co.                                     100,174       2,554,437
                                                Textron, Inc.                                              2,503          73,288
                                                Tyco International Ltd.                                    4,781         167,431
                                                                                                                   --------------
                                                                                                                       3,275,990
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.4%                                AON Corp.                                                  2,796         125,708
                                                Aflac, Inc.                                                4,795         281,706
                                                The Allstate Corp.                                         5,453         251,492
                                                American International Group, Inc.                        27,076          90,163
                                                Assurant, Inc.                                             1,194          65,670
                                                Chubb Corp.                                                3,631         199,342
                                                Cincinnati Financial Corp.                                 1,635          46,499
                                                Genworth Financial, Inc. Class A                           4,361          37,548
                                                Hartford Financial Services Group, Inc.                    3,034         124,364
                                                Lincoln National Corp.                                     2,586         110,707
                                                Loews Corp.                                                3,646         143,981
                                                MBIA, Inc.                                                 1,969          23,431
                                                Marsh & McLennan Cos., Inc.                                5,165         164,040
                                                MetLife, Inc.                                              6,915         387,240
                                                Principal Financial Group, Inc.                            2,610         113,509
                                                The Progressive Corp.                                      6,803         118,372
                                                Prudential Financial, Inc.                                 4,300         309,600
                                                Torchmark Corp.                                              878          52,504
                                                The Travelers Cos., Inc.                                   5,949         268,895

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                UnumProvident Corp.                                        3,479   $      87,323
                                                XL Capital Ltd. Class A                                    3,142          56,367
                                                                                                                   --------------
                                                                                                                       3,058,461
---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%                Amazon.com, Inc. (a)                                       3,217         234,069
                                                Expedia, Inc. (a)                                          2,107          31,837
                                                                                                                   --------------
                                                                                                                         265,906
---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.2%             Akamai Technologies, Inc. (a)                              1,703          29,700
                                                eBay, Inc. (a)                                            11,001         246,202
                                                Google, Inc. Class A (a)                                   2,406         963,651
                                                VeriSign, Inc. (a)                                         1,947          50,778
                                                Yahoo! Inc. (a)                                           13,955         241,422
                                                                                                                   --------------
                                                                                                                       1,531,753
---------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%             Eastman Kodak Co.                                          2,902          44,633
                                                Hasbro, Inc.                                               1,264          43,886
                                                Mattel, Inc.                                               3,627          65,431
                                                                                                                   --------------
                                                                                                                         153,950
---------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%           Applied Biosystems, Inc.                                   1,707          58,465
                                                Millipore Corp. (a)                                          556          38,253
                                                PerkinElmer, Inc.                                          1,203          30,039
                                                Thermo Fisher Scientific, Inc. (a)                         4,219         232,045
                                                Waters Corp. (a)                                             997          58,005
                                                                                                                   --------------
                                                                                                                         416,807
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%                                Caterpillar, Inc.                                          6,130         365,348
                                                Cummins, Inc.                                              2,041          89,233
                                                Danaher Corp.                                              2,569         178,289
                                                Deere & Co.                                                4,300         212,850
                                                Dover Corp.                                                1,892          76,721
                                                Eaton Corp.                                                1,674          94,045
                                                ITT Corp.                                                  1,830         101,766
                                                Illinois Tool Works, Inc.                                  4,027         179,000
                                                Ingersoll-Rand Co. Class A                                 3,207          99,962
                                                Manitowoc Co.                                              1,312          20,402
                                                PACCAR, Inc.                                               3,660         139,775
                                                Pall Corp.                                                 1,207          41,509
                                                Parker Hannifin Corp.                                      1,685          89,305
                                                Terex Corp. (a)                                              979          29,879
                                                                                                                   --------------
                                                                                                                       1,718,084
---------------------------------------------------------------------------------------------------------------------------------
Media - 2.2%                                    CBS Corp. Class B                                          6,847          99,829
                                                Comcast Corp. Class A                                     29,385         576,828
                                                The DIRECTV Group, Inc. (a)                                5,813         152,126
                                                Gannett Co., Inc.                                          2,297          38,842
                                                Interpublic Group of Cos., Inc. (a)                        4,798          37,185
                                                The McGraw-Hill Cos., Inc.                                 3,198         101,089
                                                Meredith Corp.                                               365          10,235
                                                The New York Times Co. Class A                             1,173          16,762
                                                News Corp. Class A                                        23,120         277,209
                                                Omnicom Group, Inc.                                        3,206         123,623
                                                Scripps Networks Interactive                                 905          32,861
                                                Time Warner, Inc.                                         36,078         472,983
                                                Viacom, Inc. Class B (a)                                   6,252         155,300
                                                Walt Disney Co.                                           18,895         579,888
                                                The Washington Post Co. Class B                               58          32,292
                                                                                                                   --------------
                                                                                                                       2,707,052
---------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                          AK Steel Holding Corp.                                     1,130   $      29,290
                                                Alcoa, Inc.                                                8,191         184,953
                                                Allegheny Technologies, Inc.                               1,010          29,845
                                                Freeport-McMoRan Copper & Gold, Inc. Class B               3,866         219,782
                                                Newmont Mining Corp.                                       4,599         178,257
                                                Nucor Corp.                                                3,188         125,926
                                                Titanium Metals Corp.                                        857           9,718
                                                United States Steel Corp.                                  1,180          91,580
                                                                                                                   --------------
                                                                                                                         869,351
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%                          Ameren Corp.                                               2,117          82,627
                                                CMS Energy Corp.                                           2,269          28,294
                                                CenterPoint Energy, Inc.                                   3,442          50,150
                                                Consolidated Edison, Inc.                                  2,751         118,183
                                                DTE Energy Co.                                             1,642          65,877
                                                Dominion Resources, Inc.                                   5,840         249,835
                                                Integrys Energy Group, Inc.                                  770          38,454
                                                NiSource, Inc.                                             2,761          40,752
                                                PG&E Corp.                                                 3,611         135,232
                                                Public Service Enterprise Group, Inc.                      5,120         167,885
                                                Sempra Energy                                              2,481         125,216
                                                TECO Energy, Inc.                                          2,142          33,694
                                                Xcel Energy, Inc.                                          4,491          89,775
                                                                                                                   --------------
                                                                                                                       1,225,974
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.7%                         Big Lots, Inc. (a)                                           826          22,988
                                                Dillard's, Inc. Class A                                      573           6,761
                                                Family Dollar Stores, Inc.                                 1,407          33,346
                                                J.C. Penney Co., Inc.                                      2,236          74,548
                                                Kohl's Corp. (a)                                           3,067         141,327
                                                Macy's, Inc.                                               4,235          76,145
                                                Nordstrom, Inc.                                            1,606          46,285
                                                Sears Holdings Corp. (a)                                     573          53,576
                                                Target Corp.                                               7,599         372,731
                                                                                                                   --------------
                                                                                                                         827,707
---------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                       Xerox Corp.                                                8,783         101,268
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 8.7%              Anadarko Petroleum Corp.                                   4,717         228,822
                                                Apache Corp.                                               3,368         351,215
                                                Cabot Oil & Gas Corp. Class A                              1,041          37,622
                                                Chesapeake Energy Corp.                                    5,249         188,229
                                                Chevron Corp.                                             20,688       1,706,346
                                                ConocoPhillips                                            15,304       1,121,018
                                                Consol Energy, Inc.                                        1,845          84,667
                                                Devon Energy Corp.                                         4,449         405,749
                                                EOG Resources, Inc.                                        2,505         224,097
                                                El Paso Corp.                                              7,061          90,098
                                                Exxon Mobil Corp.                                         52,302       4,061,773
                                                Hess Corp.                                                 2,850         233,928
                                                Marathon Oil Corp.                                         7,105         283,276
                                                Massey Energy Co.                                            852          30,391
                                                Murphy Oil Corp.                                           1,918         123,021
                                                Noble Energy, Inc.                                         1,739          96,671
                                                Occidental Petroleum Corp.                                 8,227         579,592
                                                Peabody Energy Corp.                                       2,738         123,210
                                                Pioneer Natural Resources Co.                              1,205          62,997
                                                Range Resources Corp.                                      1,562          66,963

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                Southwestern Energy Co. (a)                                3,456   $     105,546
                                                Spectra Energy Corp.                                       6,191         147,346
                                                Sunoco, Inc.                                               1,177          41,878
                                                Tesoro Corp.                                               1,389          22,905
                                                Valero Energy Corp.                                        5,268         159,620
                                                Williams Cos., Inc.                                        5,803         137,241
                                                XTO Energy, Inc.                                           5,532         257,349
                                                                                                                   --------------
                                                                                                                      10,971,570
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                  International Paper Co.                                    4,305         112,705
                                                MeadWestvaco Corp.                                         1,720          40,093
                                                Weyerhaeuser Co.                                           2,128         128,914
                                                                                                                   --------------
                                                                                                                         281,712
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                        Avon Products, Inc.                                        4,287         178,211
                                                The Estee Lauder Cos., Inc. Class A                        1,156          57,696
                                                                                                                   --------------
                                                                                                                         235,907
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.4%                          Abbott Laboratories                                       15,523         893,814
                                                Allergan, Inc.                                             3,097         159,495
                                                Barr Pharmaceuticals, Inc. (a)                             1,096          71,569
                                                Bristol-Myers Squibb Co.                                  19,934         415,624
                                                Eli Lilly & Co.                                           10,075         443,602
                                                Forest Laboratories, Inc. (a)                              3,070          86,820
                                                Johnson & Johnson                                         28,140       1,949,539
                                                King Pharmaceuticals, Inc. (a)                             2,482          23,778
                                                Merck & Co., Inc.                                         21,574         680,875
                                                Mylan, Inc. (a)                                            3,066          35,014
                                                Pfizer, Inc.                                              67,880       1,251,707
                                                Schering-Plough Corp.                                     16,369         302,335
                                                Watson Pharmaceuticals, Inc. (a)                           1,052          29,982
                                                Wyeth                                                     13,427         495,993
                                                                                                                   --------------
                                                                                                                       6,840,147
---------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.1%                    Equifax, Inc.                                              1,291          44,475
                                                Monster Worldwide, Inc. (a)                                1,246          18,578
                                                Robert Half International, Inc.                            1,570          38,858
                                                                                                                   --------------
                                                                                                                         101,911
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 1.1%    Apartment Investment & Management Co. Class A                862          30,187
                                                AvalonBay Communities, Inc.                                  776          76,374
                                                Boston Properties, Inc.                                    1,206         112,954
                                                Developers Diversified Realty Corp.                        1,211          38,377
                                                Equity Residential                                         2,728         121,150
                                                General Growth Properties, Inc.                            2,291          34,594
                                                HCP, Inc.                                                  2,534         101,689
                                                Host Marriott Corp.                                        5,231          69,520
                                                Kimco Realty Corp.                                         2,287          84,482
                                                Plum Creek Timber Co., Inc.                                1,723          85,909
                                                ProLogis                                                   2,643         109,077
                                                Public Storage                                             1,261         124,852
                                                Simon Property Group, Inc.                                 2,266         219,802
                                                Vornado Realty Trust                                       1,379         125,420
                                                                                                                   --------------
                                                                                                                       1,334,387
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%     CB Richard Ellis Group, Inc. (a)                           1,732          23,157
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.9%                              Burlington Northern Santa Fe Corp.                         2,844         262,871
                                                CSX Corp.                                                  4,105         224,010

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                Norfolk Southern Corp.                                     3,778   $     250,141
                                                Ryder System, Inc.                                           568          35,216
                                                Union Pacific Corp.                                        5,127         364,837
                                                                                                                   --------------
                                                                                                                       1,137,075
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                  Advanced Micro Devices, Inc. (a)                           6,114          32,099
Equipment - 1.8%                                Altera Corp.                                               3,029          62,640
                                                Analog Devices, Inc.                                       2,925          77,074
                                                Applied Materials, Inc.                                   13,510         204,406
                                                Broadcom Corp. Class A (a)                                 4,444          82,792
                                                Intel Corp.                                               56,612       1,060,343
                                                KLA-Tencor Corp.                                           1,744          55,198
                                                LSI Corp. (a)                                              6,481          34,738
                                                Linear Technology Corp.                                    2,231          68,402
                                                MEMC Electronic Materials, Inc. (a)                        2,275          64,292
                                                Microchip Technology, Inc.                                 1,854          54,563
                                                Micron Technology, Inc. (a)                                7,663          31,035
                                                National Semiconductor Corp.                               1,963          33,783
                                                Novellus Systems, Inc. (a)                                 1,001          19,660
                                                Nvidia Corp. (a)                                           5,605          60,030
                                                Teradyne, Inc. (a)                                         1,700          13,277
                                                Texas Instruments, Inc.                                   13,200         283,800
                                                Xilinx, Inc.                                               2,784          65,285
                                                                                                                   --------------
                                                                                                                       2,303,417
---------------------------------------------------------------------------------------------------------------------------------
Software - 3.1%                                 Adobe Systems, Inc. (a)                                    5,342         210,849
                                                Autodesk, Inc. (a)                                         2,265          75,991
                                                BMC Software, Inc. (a)                                     1,914          54,798
                                                CA, Inc.                                                   3,966          79,161
                                                Citrix Systems, Inc. (a)                                   1,839          46,453
                                                Compuware Corp. (a)                                        2,567          24,874
                                                Electronic Arts, Inc. (a)                                  3,210         118,738
                                                Intuit, Inc. (a)                                           3,232         102,164
                                                Microsoft Corp.                                           79,068       2,110,325
                                                Novell, Inc. (a)                                           3,477          17,872
                                                Oracle Corp. (a)                                          39,458         801,392
                                                Salesforce.com, Inc. (a)                                   1,048          50,723
                                                Symantec Corp. (a)                                         8,450         165,451
                                                                                                                   --------------
                                                                                                                       3,858,791
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.4%                         Abercrombie & Fitch Co. Class A                              876          34,558
                                                AutoNation, Inc. (a)                                       1,085          12,195
                                                AutoZone, Inc. (a)                                           421          51,926
                                                Bed Bath & Beyond, Inc. (a)                                2,622          82,357
                                                Best Buy Co., Inc.                                         3,401         127,537
                                                GameStop Corp. Class A (a)                                 1,645          56,275
                                                The Gap, Inc.                                              4,728          84,064
                                                Home Depot, Inc.                                          17,103         442,797
                                                Limited Brands, Inc.                                       2,874          49,778
                                                Lowe's Cos., Inc.                                         14,759         349,641
                                                Office Depot, Inc. (a)                                     2,769          16,116
                                                RadioShack Corp.                                           1,321          22,827
                                                The Sherwin-Williams Co.                                     991          56,646
                                                Staples, Inc.                                              7,160         161,100
                                                TJX Cos., Inc.                                             4,223         128,886
                                                Tiffany & Co.                                              1,249          44,364
                                                                                                                   --------------
                                                                                                                       1,721,067
---------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%         Coach, Inc. (a)                                            3,392   $      84,936
                                                Jones Apparel Group, Inc.                                    840          15,548
                                                Liz Claiborne, Inc.                                          950          15,609
                                                Nike, Inc. Class B                                         3,951         264,322
                                                Polo Ralph Lauren Corp.                                      572          38,118
                                                VF Corp.                                                     877          67,801
                                                                                                                   --------------
                                                                                                                         486,334
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%               Hudson City Bancorp, Inc.                                  5,233          96,549
                                                MGIC Investment Corp.                                      1,259           8,851
                                                Sovereign Bancorp, Inc.                                    5,472          21,614
                                                                                                                   --------------
                                                                                                                         127,014
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%                                  Altria Group, Inc.                                        20,741         411,501
                                                Lorillard, Inc.                                            1,751         124,584
                                                Philip Morris International, Inc.                         20,756         998,364
                                                Reynolds American, Inc.                                    1,712          83,237
                                                UST, Inc.                                                  1,482          98,612
                                                                                                                   --------------
                                                                                                                       1,716,298
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.1%         Fastenal Co.                                               1,301          64,256
                                                W.W. Grainger, Inc.                                          652          56,704
                                                                                                                   --------------
                                                                                                                         120,960
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.2%      American Tower Corp. Class A (a)                           3,967         142,693
                                                Sprint Nextel Corp.                                       28,741         175,320
                                                                                                                   --------------
                                                                                                                         318,013
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Common Stocks
                                                (Cost - $105,935,845) - 81.5%                                        102,522,161
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Face
                                                U.S. Government Obligations                            Amount
---------------------------------------------------------------------------------------------------------------------------------
                                                U.S. Treasury Notes, 4.625%, 11/30/08               $ 27,428,000      27,605,843
---------------------------------------------------------------------------------------------------------------------------------
                                                Total U.S. Government Obligations
                                                (Cost - $27,468,819) - 21.9%                                          27,605,843
---------------------------------------------------------------------------------------------------------------------------------
                                                Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 6.4%                            State Street Bank & Trust Co., 1%, 10/01/08            8,026,693       8,026,693
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Securities
                                                (Cost - $8,026,693) - 6.4%                                             8,026,693
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments Before Options Written
                                                (Cost - $141,431,357*) - 109.8%                                      138,154,697
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                Options Written                                      Contracts
---------------------------------------------------------------------------------------------------------------------------------
Call Options Written                            S&P 500 Index, expiring October 2008 at USD 1,240            958      (1,149,600)
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Options Written
                                                (Premiums Received - $4,364,314) - (0.9%)                             (1,149,600)
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments, Net of Options Written
                                                (Cost - $137,067,043) - 108.9%                                       137,005,097
                                                Liabilities in Excess of Other Assets - (8.9%)                       (11,145,922)
                                                                                                                   --------------
                                                Net Assets - 100.0%                                                $ 125,859,175
                                                                                                                   ==============

      * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

            Aggregate cost                           $ 141,502,382
                                                     =============
            Gross unrealized appreciation            $   1,393,948
            Gross unrealized depreciation               (4,741,633)
                                                     -------------
            Net unrealized depreciation              $  (3,347,685)
                                                     =============

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

      (a)   Non-income producing security.

      (b)   Depositary receipts.

      (c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

-------------------------------------------------------------------------------------------------------------------
                                              Purchase              Sales             Realized           Dividend
Affiliate                                       Cost                 Cost               Gain              Income
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                   $  207,249                --                 --              $ 11,167
-------------------------------------------------------------------------------------------------------------------

        o Financial futures contracts purchased as of September 30, 2008 were as follows:

--------------------------------------------------------------------------------------------------------
Number of                                    Expiration              Face                   Unrealized
Contracts             Issue                     Date                Value                  Depreciation
--------------------------------------------------------------------------------------------------------
157              E-MINI S&P 500             December 2008        $ 9,409,241               $   (245,151)
--------------------------------------------------------------------------------------------------------

        o Total Return Swaps outstanding as of September 30, 2008 were as follows:

------------------------------------------------------------------------------------------------------------------
                             Receive                                                    Face          Unrealized
Counterparty              Total Return            Pay               Expiration         Amount        Depreciation
------------------------------------------------------------------------------------------------------------------
HSBC Bank USA NA       CBOE S&P 500
                       BuyWrite Index       12-month LIBOR rate
                       (BXM(SM)) - Total    with a negotiated
                       Return               spread                 October 2008     $ 20,000,000    $  (2,669,541)
Deutsche Bank AG       CBOE S&P 500
                       BuyWrite Index       12-month LIBOR rate
                       (BXM(SM)) - Total    with a negotiated
                       Return               spread                 October 2008     $ 74,759,974       (9,774,402)
------------------------------------------------------------------------------------------------------------------
Total                                                                                               $ (12,443,943)
                                                                                                    ==============

        o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

      o Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

            The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

            The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

               -------------------------------------------------------------
                      Valuation         Investments in      Other Financial
                        Inputs            Securities          Instruments*
               -------------------------------------------------------------
               Level 1                  $ 138,154,697       $    (1,394,751)
               Level 2                             --           (12,443,943)
               Level 3                             --                    --
               -------------------------------------------------------------
               Total                    $ 138,154,697       $   (13,838,694)
                                        ====================================

               *     Other financial instruments are swaps, futures and options.

Item 2 -  Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

          Certifications - Attached hereto

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Enhanced S&P 500(R) Covered Call Fund Inc.

          By:    /s/ Mitchell M. Cox
                 ---------------------------
                 Mitchell M. Cox
                 Chief Executive Officer (principal executive officer) of Enhanced S&P 500(R) Covered Call Fund Inc.

          Date: November 24, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By:    /s/ Mitchell M. Cox
                 ---------------------------
                 Mitchell M. Cox
                 Chief Executive Officer (principal executive officer) of Enhanced S&P 500(R) Covered Call Fund Inc.

          Date: November 24, 2008

          By:    /s/ James E. Hillman
                 ---------------------------
                 James E. Hillman
                 Chief Financial Officer (principal financial officer) of Enhanced S&P 500(R) Covered Call Fund Inc.

          Date: November 24, 2008